Employee benefits - Schedule of employee benefits of the Group (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Long-term employee benefits	€ 17,240	€ 17,972
Post-employee benefits
Employee benefits
Long-term employee benefits	12,838	13,596
Other long-term employee benefits
Employee benefits
Long-term employee benefits	€ 4,402	€ 4,376